Annual Total Returns - iShares S&P 500 Index Fund (Service) [BarChart] - Service - iShares S&P 500 Index Fund - Service Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	1.78%
Annual Return 2012	15.60%
Annual Return 2013	31.98%
Annual Return 2014	13.39%
Annual Return 2015	1.16%
Annual Return 2016	11.71%
Annual Return 2017	21.54%
Annual Return 2018	(4.57%)
Annual Return 2019	31.20%
Annual Return 2020	18.21%